Intangible Assets, Net - Schedule of finite-lived intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Gross carrying amount, finite-lived	$ 90,500	$ 76,200	$ 76,200
Accumulated amortization, finite-lived	(18,273)	(8,244)	(8,244)
Net carrying value, finite-lived	72,227	67,956	67,956
Amortization of intangible assets	10,200	8,200
Trade Names [Member]
Gross carrying amount, finite-lived	5,000	3,900	3,900
Accumulated amortization, finite-lived	(536)	(250)	(250)
Net carrying value, finite-lived	$ 4,464	3,650	$ 3,650
Remaining weighted average amortization period	14 years 6 months		14 years
Host Relationships [Member]
Gross carrying amount, finite-lived	$ 41,500	41,500	$ 41,500
Accumulated amortization, finite-lived	(6,777)	(3,319)	(3,319)
Net carrying value, finite-lived	$ 34,723	38,181	$ 38,181
Remaining weighted average amortization period	10 years 1 month 6 days		11 years
Customer Relationships [Member]
Gross carrying amount, finite-lived	$ 19,000	19,000	$ 19,000
Accumulated amortization, finite-lived	(8,005)	(3,920)	(3,920)
Net carrying value, finite-lived	$ 10,995	15,080	$ 15,080
Remaining weighted average amortization period	3 years 2 months 12 days		3 years 9 months 18 days
Developed Technology Rights [Member]
Gross carrying amount, finite-lived	$ 14,000	11,800	$ 11,800
Accumulated amortization, finite-lived	(1,646)	(755)	(755)
Net carrying value, finite-lived	$ 12,354	$ 11,045	$ 11,045
Remaining weighted average amortization period	12 years 6 months		14 years
User Base
Gross carrying amount, finite-lived	$ 11,000
Accumulated amortization, finite-lived	(1,309)
Net carrying value, finite-lived	$ 9,691
Remaining weighted average amortization period	3 years 7 months 6 days